October 16, 2008

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Wilshire Variable Insurance Trust
Post-Effective Amendment No. 28 under the
Securities Act of 1933 and No. 29 under the
Investment Company Act of 1940
File Nos. 333-15881 and 811-07917

To the Commission:

On behalf of Wilshire Variable Insurance Trust (the “Fund”) we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Fund’s Post-Effective Amendment No. 28 under the 1933 Act to its Registration Statement on Form N-1A (Post-Effective Amendment No. 29 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act.  We intend for this Amendment to become effective on December 15, 2008.

If you have any questions or comments concerning this filing, please contact the undersigned at (312) 609-7639.

Very truly yours,

/s/Jose J. Del Real

Jose J. Del Real

JDR/vyt
Enclosures